Schedule of segment reporting (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Revenue	$ 11,765,273	$ 15,358,387	$ 24,201,834	$ 21,861,160
Customer A [member]
IfrsStatementLineItems [Line Items]
Revenue	3,598,454	4,697,422	12,637,595	15,381,429
Customer B [member]
IfrsStatementLineItems [Line Items]
Revenue			4,759,149	1,125,466
Customer C [member]
IfrsStatementLineItems [Line Items]
Revenue	2,049,975	2,676,037
Customer D [member]
IfrsStatementLineItems [Line Items]
Revenue	1,763,941	2,302,648
Customer [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 7,412,370	$ 9,676,107	$ 17,396,744	$ 16,506,895